Share-based compensation (Details) - Schedule of fair value common shares with reference to the market based transaction - $ / shares	Jan. 18, 2022		Dec. 31, 2021
Schedule of fair value common shares with reference to the market based transaction [Abstract]
Estimated fair value of Common Shares on the grant date (USD)	$ 336.39	[1]	$ 336.39	[2]
Purchase price (CHF)	$ 0.1		$ 0.1

[1]	The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).
[2]	The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).